Geographic Information and Segments - Schedule of Percentage from Total Revenues (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Schedule of Percentage from Total Revenues [Line Items]
Revenues Percentage	29.00%	17.10%
Customer B [Member]
Schedule of Percentage from Total Revenues [Line Items]
Revenues Percentage	17.10%	35.40%	25.10%
Customer C [Member]
Schedule of Percentage from Total Revenues [Line Items]
Revenues Percentage	15.60%	4.60%
Customer D [Member]
Schedule of Percentage from Total Revenues [Line Items]
Revenues Percentage	3.80%	11.10%	33.40%
Customer E [Member]
Schedule of Percentage from Total Revenues [Line Items]
Revenues Percentage	3.30%		12.00%
Customer F [Member]
Schedule of Percentage from Total Revenues [Line Items]
Revenues Percentage	0.20%		5.30%